Financial Assets and Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial Assets and Liabilities at Fair Value through Profit or Loss
8.	FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets

Mandatorily measured at FVTPL
Forward exchange contracts	$159.0	$947.5
Convertible bonds	—	122.9

	$159.0	$1,070.4

Financial liabilities

Held for trading
Forward exchange contracts	$681.9	$116.2

The Company entered into forward exchange contracts to manage exposures due to fluctuations of foreign exchange rates. These forward exchange contracts did not meet the criteria for hedge accounting. Therefore, the Company did not apply hedge accounting treatment for these forward exchange contracts.

Outstanding forward exchange contracts consisted of the following:

		Contract Amount
	Maturity Date	(In Millions)
December 31, 2021

Sell NT$	January 2022 to March 2022	NT$	132,734.5
Sell US$	January 2022 to March 2022	US$	2,009.1

December 31, 2022

Sell NT$	January 2023 to March 2023	NT$	79,610.6
Sell US$	January 2023 to March 2023	US$	752.5
Sell RMB	January 2023 to March 2023	RMB	1,448.4